Short Term Loan to Third Party	12 Months Ended
Sep. 30, 2025
Short Term Loan to Third Party [Abstract]
SHORT TERM LOAN TO THIRD PARTY

8. SHORT TERM LOAN TO THIRD PARTY

The Company signed loan agreement with a third-party Short Selling Capital Group Limited to provide short term loans on September 26, 2024. The original contract was scheduled to expire on September 25, 2025, and the Company has renewed the contract for an additional one year upon its expiration, with the new expiration date set for September 25, 2026.

As of September 30, 2025 and 2024, the short-term loans to third party consist of the following:

Borrower	Annual Interest Rate	Maturity		As of September 30, 2025
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2026	$9,000,000
Extreme Craftsman (Hong Kong) Limited	4.00%	09/03/2025	09/02/2026	490,050
Interest receivable from loan to third party(1)				794,379
Total				$10,284,429

(1)	The interest of loan to Short Selling Capital Group Limited was received in December 2025.

Borrower	Annual Interest Rate	Maturity		As of September 30, 2025
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2025	$794,379
				$794,379